Financial Liabilities At Fair Value Through Profit Or Loss(Table)	12 Months Ended
Dec. 31, 2017
Current Financial Liabilities At Fair Value Through Profit Or Loss Abstract [Abstract]
Schedule Of Financial Liabilities At Fair Value Through Profit Or Loss Table Text Block [Text Block]

Details of financial liabilities at fair value through profit or loss as of December 31, 2016 and 2017, are as follows:

	2016		2017
	(In millions of Korean won)
Financial liabilities held for trading
Securities sold	￦	1,070,272	￦	1,870,579
Other		73,238		74,191

Sub-total		1,143,510		1,944,770

Financial liabilities designated at fair value through profit or loss
Derivative-linked securities		10,979,326		10,078,288

Total financial liabilities at fair value through profit or loss	￦	12,122,836	￦	12,023,058

Schedule Of Changes In Fair Value Of Financial Liability Attributable To Changes In Credit Risk Of Liability Table Text Block [Text Block]

The details of credit risk of financial liabilities designated at fair value through profit or loss as of December 31, 2016 and 2017, are as follows:

	2016		2017
	(In millions of Korean won)
Financial liabilities designated at fair value through profit or loss	￦	10,979,326	￦	10,078,288
Changes in fair value resulting from changes in the credit risk		12,131		12,236
Accumulated changes in fair value resulting from changes in the credit risk		(17,981)		(5,745)